Leases - Schedule of ROU Assets and Operating Lease Liabilities Activities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Assets
Operating lease right-of-use assets, net	$ 18,500			$ 36,923
Liabilities
Operating lease liabilities, current	18,500			36,190
Operating lease liabilities, non-current				$ 733
Weighted average remaining lease term (in years)	6 months 14 days			1 year 29 days
Weighted average discount rate (%)	5.24%			5.22%
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities		$ 70,378
Operating lease expenses
Amortization of operating lease right-of-use assets	18,423	13,691
Interest of lease liabilities	731	1,348
Total operating lease expenses	$ 19,154	$ 15,039